11. BORROWED FUNDS FROM CERAVEST INVESTORS (Tables)	12 Months Ended
Dec. 31, 2017
Borrowed Funds From Ceravest Investors Tables
Summary of the Company's borrowed funds from CeraVest investors
	Weighted-average interest rate		December 31,
	2017	2016	2017	2016
Borrowed funds from CeraVest investors			RMB	RMB
-CeraVest Fixed (inclusive of interest payable of nil and RMB22,448 as of December 31, 2017 and 2016, respectively)	8.43%	8.49%	—	705,107

-CeraVest Flex (inclusive of interest payable RMB7,593 and RMB21,505 as of December 31, 2017 and 2016, respectively)	8.03%	8.03%	743,496	2,330,479
Total			743,496	3,035,586